Normal Recurring Adjustments, which are Necessary for Fair Statement of Results of Interim Periods (Parenthetical) (Detail) (USD $)	3 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Line Items]
Personnel and severance costs related to work force reduction	$ 401,000